Shareholder Report, Average Annual Return (Details) 74200012900_Templeton Emerging Markets Small Cap Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	19.58%	5.62%	7.24%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	39.25%	8.18%	9.29%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	19.49%	7.64%	9.05%